Right-Of-Use Asset/Lease Liability (Details) - Schedule of Office Space - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets [member]
Cost
Right-of-use asset Beginning balance	RM 222,984
Additional	280,288	222,984
Right-of-use asset Ending balance	503,272	222,984
Net carrying amount	259,526	106,183
Accumulated depreciation [Member]
Cost
Right-of-use asset Beginning balance	(116,801)
Charge for the year	(126,945)	(116,801)
Right-of-use asset Ending balance	(243,746)	(116,801)
Lease liability [Member]
Lease liability
Lease liability Beginning balance	108,069
Additional	280,288	222,984
Interest charged	4,235	6,085
Lease liability Ending balance	392,592	229,069
Lease liability Ending balance	260,592	108,069
principal	(127,765)	(114,915)
interest	(4,235)	(6,085)
Payments	RM (132,000)	RM (121,000)